Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Small/Mid Cap Value
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information
* * *
Transamerica Small/Mid Cap Value
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Information concerning the fund.
The fund will change its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $100 million	0.79%
Over $100 million up to $350 million	0.78%
Over $350 million up to $500 million	0.77%
Over $500 million up to $750 million	0.75%
Over $750 million up to $1 billion	0.745%
Over $1 billion up to $1.5 billion	0.69%
Over $1.5 billion up to $2 billion	0.68%
In excess of $2 billion	0.67%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R6	I2
Management fees[1]	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None
Other expenses	0.20%	0.18%	0.14%[2]	0.04%	0.05%
Total annual fund operating expenses	1.22%	1.95%	0.91%	0.81%	0.82%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
[2]	Other expenses have been revised to reflect the current transfer agency fees with respect to Class I.
The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	$298	$612	$1,052	$2,275
Class I	$93	$290	$504	$1,120
Class R6	$83	$259	$450	$1,002
Class I2	$84	$262	$455	$1,014
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	$198	$612	$1,052	$2,275
Class I	$93	$290	$504	$1,120
Class R6	$83	$259	$450	$1,002
Class I2	$84	$262	$455	$1,014
* * *
Investors Should Retain this Supplement for Future Reference

June 28, 2022

Transamerica Small/Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Small/Mid Cap Value
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information
* * *
Transamerica Small/Mid Cap Value
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Information concerning the fund.
The fund will change its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $100 million	0.79%
Over $100 million up to $350 million	0.78%
Over $350 million up to $500 million	0.77%
Over $500 million up to $750 million	0.75%
Over $750 million up to $1 billion	0.745%
Over $1 billion up to $1.5 billion	0.69%
Over $1.5 billion up to $2 billion	0.68%
In excess of $2 billion	0.67%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R6	I2
Management fees[1]	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None
Other expenses	0.20%	0.18%	0.14%[2]	0.04%	0.05%
Total annual fund operating expenses	1.22%	1.95%	0.91%	0.81%	0.82%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
[2]	Other expenses have been revised to reflect the current transfer agency fees with respect to Class I.
The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	$298	$612	$1,052	$2,275
Class I	$93	$290	$504	$1,120
Class R6	$83	$259	$450	$1,002
Class I2	$84	$262	$455	$1,014
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	$198	$612	$1,052	$2,275
Class I	$93	$290	$504	$1,120
Class R6	$83	$259	$450	$1,002
Class I2	$84	$262	$455	$1,014
* * *
Investors Should Retain this Supplement for Future Reference

June 28, 2022

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.Other expenses have been revised to reflect the current transfer agency fees with respect to Class I.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica Small/Mid Cap Value | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	$ 667
3 years	rr_ExpenseExampleYear03	916
5 years	rr_ExpenseExampleYear05	1,183
10 years	rr_ExpenseExampleYear10	1,946
1 year	rr_ExpenseExampleNoRedemptionYear01	667
3 years	rr_ExpenseExampleNoRedemptionYear03	916
5 years	rr_ExpenseExampleNoRedemptionYear05	1,183
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,946
Transamerica Small/Mid Cap Value | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	$ 298
3 years	rr_ExpenseExampleYear03	612
5 years	rr_ExpenseExampleYear05	1,052
10 years	rr_ExpenseExampleYear10	2,275
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	612
5 years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,275
Transamerica Small/Mid Cap Value | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
1 year	rr_ExpenseExampleNoRedemptionYear01	93
3 years	rr_ExpenseExampleNoRedemptionYear03	290
5 years	rr_ExpenseExampleNoRedemptionYear05	504
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Transamerica Small/Mid Cap Value | R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Transamerica Small/Mid Cap Value | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	455
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
[2]	Other expenses have been revised to reflect the current transfer agency fees with respect to Class I.